ACQUISITION OF SPIN GAMES LLC - Narrative (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€) Y	Dec. 31, 2023 EUR (€) Y	Dec. 31, 2022 EUR (€) Y	Jun. 01, 2022 USD ($)
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, dividend rate	0.00%			0.00%
Repayment of loans			€ 109	€ 661
Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	65.32%			44.73%
Fair value of the share consideration, maturity | Y	0.42		0.08	0.09
Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	75.54%			56.45%
Fair value of the share consideration, maturity | Y	2.00		0.58	1.68
Purchase agreement with Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Consideration transferred		€ 17,179			$ 18,402
Cash paid upon business combination		10,626			11,383
Shares issued upon completion of acquisition		1,426			1,528
Value of common shares to be issued as consideration		4,003			$ 4,288
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Consideration transferred		16,055
Shares issued upon completion of acquisition		1,426
Value of common shares to be issued as consideration		€ 4,003	€ 4,003
Period over which equity interest of acquirer is issuable		3 years
Fair value of the share consideration, dividend rate		0.00%	0.00%	0.00%
Repayment of loans		€ 661
Spin Games LLC | Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		71.40%	55.30%	63.60%
Fair value of the share consideration, maturity | Y		1
Spin Games LLC | Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		80.90%	64.50%	73.80%
Fair value of the share consideration, maturity | Y		3